Discontinued Operations and Held for Sale - Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Current assets held for sale (*)	$ 35,771	$ 12,123
Non-current assets:
Non-current assets held for sale (*)	0	26,237
Current liabilities:
Current liabilities held for sale (*)	10,000	7,360
Long-term liabilities:
Non-current liabilities held for sale (*)	0	1,644
Discontinued Operations, Held-for-Sale [Member] | Telematics Business [Member]
Current assets:
Cash and cash equivalents	2,775	5,110
Accounts receivable, net	4,803	4,414
Inventories	2,092	2,325
Prepaid expenses and other	380	274
Current assets held for sale (*)	10,050	12,123
Non-current assets:
Property, plant and equipment, net	323	369
Rental assets, net	4,932	5,083
Intangible assets, net	990	1,422
Goodwill	17,973	17,973
Operating lease right-of-use assets	1,503	1,390
Non-current assets held for sale (*)	25,721	26,237
Total assets held for sale (*)	35,771	38,360
Current liabilities:
Accounts payable	1,650	1,387
Accrued expenses and other current liabilities	6,410	5,973
Current liabilities held for sale (*)	8,060	7,360
Long-term liabilities:
Operating lease liabilities	1,335	1,067
Deferred tax liabilities, net	600	568
Other long-term liabilities	5	9
Non-current liabilities held for sale (*)	1,940	1,644
Total liabilities held for sale (*)	$ 10,000	$ 9,004